UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2014

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.8%
MFS Global Governments Portfolio – Initial Class (a)	6,493,764	$69,807,961
MFS Global Real Estate Portfolio – Initial Class	1,368,844	17,617,016
MFS Government Securities Portfolio – Initial Class	6,768,523	87,381,626
MFS Growth Series – Initial Class	1,316,393	51,326,163
MFS High Yield Portfolio – Initial Class	6,780,340	43,733,195
MFS Inflation-Adjusted Bond Portfolio – Initial Class	8,504,887	87,515,286
MFS International Growth Portfolio – Initial Class	1,204,012	17,602,659
MFS International Value Portfolio – Initial Class	796,679	17,582,709
MFS Limited Maturity Portfolio – Initial Class	10,123,151	104,875,840
MFS Mid Cap Growth Series – Initial Class	3,800,027	34,390,241
MFS Mid Cap Value Portfolio – Initial Class	3,386,697	35,221,665

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	401,499	$8,600,104
MFS New Discovery Value Portfolio – Initial Class	710,274	8,771,882
MFS Research Bond Series – Initial Class	11,084,293	148,640,364
MFS Research International Portfolio – Initial Class	2,197,447	35,181,132
MFS Research Series – Initial Class	1,805,339	52,463,158
MFS Value Series – Initial Class	2,701,660	52,763,417

Total Underlying Affiliated Funds		$873,474,418

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	251,754	$251,754

Total Investments		$873,726,172

OTHER ASSETS, LESS LIABILITIES – 0.2%		1,476,766

Net Assets – 100.0%		$875,202,938

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$873,726,172	$—	$—	$873,726,172

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$801,905,024
Gross unrealized appreciation	83,593,759
Gross unrealized depreciation	(11,772,611)
Net unrealized appreciation (depreciation)	$71,821,148

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	6,804,953	6,945	(318,134)	6,493,764
MFS Global Real Estate Portfolio	1,430,547	3,344	(65,047)	1,368,844
MFS Government Securities Portfolio	7,018,777	12,318	(262,572)	6,768,523
MFS Growth Series	1,391,185	11,535	(86,327)	1,316,393
MFS High Yield Portfolio	7,160,100	2,040	(381,800)	6,780,340
MFS Inflation-Adjusted Bond Portfolio	8,918,572	2,191	(415,876)	8,504,887
MFS Institutional Money Market Portfolio	1,352,298	19,520,873	(20,621,417)	251,754
MFS International Growth Portfolio	1,227,482	11,779	(35,249)	1,204,012
MFS International Value Portfolio	828,399	5,718	(37,438)	796,679
MFS Limited Maturity Portfolio	10,430,039	11,348	(318,236)	10,123,151
MFS Mid Cap Growth Series	4,027,177	31,734	(258,884)	3,800,027
MFS Mid Cap Value Portfolio	3,603,646	24,530	(241,479)	3,386,697
MFS New Discovery Series	412,017	4,720	(15,238)	401,499
MFS New Discovery Value Portfolio	746,782	7,816	(44,324)	710,274
MFS Research Bond Series	11,605,875	18,084	(539,666)	11,084,293
MFS Research International Portfolio	2,253,105	21,396	(77,054)	2,197,447
MFS Research Series	1,890,718	11,823	(97,202)	1,805,339
MFS Value Series	2,819,176	22,604	(140,120)	2,701,660

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(131,678)	$—	$—	$69,807,961
MFS Global Real Estate Portfolio	45,196	—	—	17,617,016
MFS Government Securities Portfolio	(161,322)	—	—	87,381,626
MFS Growth Series	763,579	—	—	51,326,163
MFS High Yield Portfolio	17,048	—	—	43,733,195
MFS Inflation-Adjusted Bond Portfolio	(397,476)	—	—	87,515,286
MFS Institutional Money Market Portfolio	—	—	265	251,754
MFS International Growth Portfolio	65,476	—	—	17,602,659
MFS International Value Portfolio	165,159	—	—	17,582,709
MFS Limited Maturity Portfolio	4,074	—	—	104,875,840
MFS Mid Cap Growth Series	529,257	—	—	34,390,241
MFS Mid Cap Value Portfolio	267,643	—	—	35,221,665
MFS New Discovery Series	58,396	—	—	8,600,104
MFS New Discovery Value Portfolio	92,800	—	—	8,771,882
MFS Research Bond Series	(465,796)	—	—	148,640,364
MFS Research International Portfolio	169,252	—	—	35,181,132
MFS Research Series	480,647	—	—	52,463,158
MFS Value Series	628,853	—	—	52,763,417

	$2,131,108	$—	$265	$873,726,172

4

QUARTERLY REPORT

March 31, 2014

MFS® NEW DISCOVERY VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Apparel Manufacturers – 1.3%
Guess?, Inc.	19,470	$537,370
Hanesbrands, Inc.	5,150	393,872

		$931,242

Broadcasting – 1.0%
Stroer Out-of-Home Media AG (a)	37,010	$666,907

Brokerage & Asset Managers – 1.7%
FXCM, Inc., “A”	27,330	$403,664
NASDAQ OMX Group, Inc.	21,873	807,989

		$1,211,653

Business Services – 5.2%
Forrester Research, Inc.	15,910	$570,374
Global Payments, Inc.	11,930	848,341
RE/MAX Holdings, Inc., “A” (a)	21,030	606,295
Resources Connection, Inc.	62,710	883,584
Serco Group PLC	94,472	663,071

		$3,571,665

Computer Software – 1.9%
OBIC Co. Ltd.	15,200	$480,085
Rovi Corp. (a)	37,800	861,084

		$1,341,169

Computer Software – Systems – 3.1%
Ingram Micro, Inc., “A” (a)	29,600	$874,976
Model N, Inc. (a)	36,170	365,679
NICE Systems Ltd., ADR	20,940	935,180

		$2,175,835

Construction – 0.6%
Beacon Roofing Supply, Inc. (a)	10,080	$389,693

Consumer Products – 1.1%
Sensient Technologies Corp.	13,980	$788,612

Consumer Services – 1.8%
DeVry, Inc.	14,480	$613,807
ITT Educational Services, Inc. (a)	22,190	636,409

		$1,250,216

Containers – 1.1%
Greif, Inc., “A”	15,080	$791,549

Electronics – 5.8%
Entegris, Inc. (a)	22,650	$274,292
Entropic Communications, Inc. (a)	79,270	324,214
Lattice Semiconductor Corp. (a)	59,070	463,109
M/A-COM Technology Solutions Holdings, Inc. (a)	28,296	581,483
MaxLinear, Inc., “A” (a)	59,045	559,747
Micrel, Inc.	60,530	670,672
MKS Instruments, Inc.	9,020	269,608
Ultratech, Inc. (a)	30,920	902,555

		$4,045,680

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 2.6%
Energen Corp.	8,180	$661,026
Rosetta Resources, Inc. (a)	8,590	400,122
SM Energy Co.	6,910	492,614
Walter Energy, Inc.	31,470	237,913

		$1,791,675

Entertainment – 3.1%
AMC Entertainment Holdings, Inc., “A” (a)	28,310	$686,518
Carmike Cinemas, Inc. (a)	21,880	653,337
Cinemark Holdings, Inc.	27,040	784,430

		$2,124,285

Food & Beverages – 0.9%
Pinnacle Foods, Inc.	20,060	$598,992

Health Maintenance Organizations – 1.3%
BioScrip, Inc. (a)	60,290	$420,824
Molina Healthcare, Inc. (a)	12,940	486,026

		$906,850

Insurance – 7.2%
Allied World Assurance Co.	7,430	$766,702
Aspen Insurance Holdings Ltd.	16,950	672,915
Everest Re Group Ltd.	6,035	923,657
Hanover Insurance Group, Inc.	11,030	677,683
Stewart Information Services Corp.	12,630	443,692
Symetra Financial Corp.	42,920	850,674
Third Point Reinsurance Ltd. (a)	39,830	631,306

		$4,966,629

Leisure & Toys – 2.1%
Brunswick Corp.	13,620	$616,850
Callaway Golf Co.	83,750	855,925

		$1,472,775

Machinery & Tools – 6.6%
Columbus McKinnon Corp. (a)	26,390	$706,988
Douglas Dynamics, Inc.	38,310	667,360
Herman Miller, Inc.	19,150	615,290
Joy Global, Inc.	13,110	760,380
Kennametal, Inc.	13,880	614,884
Polypore International, Inc. (a)	14,440	493,992
Regal Beloit Corp.	10,100	734,371

		$4,593,265

Major Banks – 2.4%
Comerica, Inc.	15,090	$781,662
Huntington Bancshares, Inc.	87,700	874,369

		$1,656,031

Medical & Health Technology & Services – 1.9%
Cross Country Healthcare, Inc. (a)	56,913	$459,288
MEDNAX, Inc. (a)	14,010	868,340

		$1,327,628

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 1.2%
Teleflex, Inc.	7,530	$807,517

Metals & Mining – 3.7%
GrafTech International Ltd. (a)	76,360	$833,851
Horsehead Holding Corp. (a)	41,250	693,825
Iluka Resources Ltd.	112,467	1,033,632

		$2,561,308

Natural Gas – Distribution – 1.9%
AGL Resources, Inc.	13,060	$639,418
UGI Corp.	14,700	670,467

		$1,309,885

Natural Gas – Pipeline – 0.6%
StealthGas, Inc. (a)	33,800	$384,306

Network & Telecom – 1.7%
Ixia (a)	54,720	$684,000
Polycom, Inc. (a)	37,720	517,518

		$1,201,518

Oil Services – 4.6%
C&J Energy Services, Inc. (a)	32,130	$936,911
Superior Energy Services, Inc.	25,900	796,684
Tesco Corp. (a)	40,550	750,175
Tidewater, Inc.	15,070	732,703

		$3,216,473

Other Banks & Diversified Financials – 12.3%
Aaron’s, Inc.	13,920	$420,941
Berkshire Hills Bancorp, Inc.	18,560	480,333
Brookline Bancorp, Inc.	79,020	744,368
CAI International, Inc. (a)	58,110	1,433,574
Cathay General Bancorp, Inc.	26,350	663,757
EZCORP, Inc., “A” (a)	55,890	603,053
First Interstate BancSystem, Inc.	24,281	685,210
PrivateBancorp, Inc.	29,180	890,282
Regional Management Corp. (a)	11,330	279,398
Sandy Spring Bancorp, Inc.	21,641	540,592
TCF Financial Corp.	59,010	983,107
Textainer Group Holdings Ltd.	20,820	796,781

		$8,521,396

Pollution Control – 1.2%
Progressive Waste Solutions Ltd.	31,690	$802,074

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 1.3%
Diana Shipping, Inc. (a)	77,800	$932,822

Real Estate – 5.9%
BioMed Realty Trust, Inc., REIT	36,480	$747,475
Corporate Office Properties Trust, REIT	34,610	922,010
EPR Properties, REIT	15,290	816,333
Hatteras Financial Corp., REIT	40,710	767,384
Select Income, REIT	28,130	851,495

		$4,104,697

Specialty Chemicals – 2.4%
Kronos Worldwide, Inc.	22,550	$376,134
Taminco Corp. (a)	25,800	542,058
Tronox Ltd., “A”	32,020	761,115

		$1,679,307

Specialty Stores – 4.6%
ANN, Inc. (a)	19,050	$790,194
Children’s Place Retail Stores, Inc.	12,100	602,701
Gordmans Stores, Inc.	48,680	265,793
Kirkland’s, Inc. (a)	24,620	455,224
Rent-A-Center, Inc.	22,390	595,574
Tilly’s, Inc. (a)	38,090	445,653

		$3,155,139

Trucking – 2.7%
Atlas Air Worldwide Holdings, Inc. (a)	13,640	$481,083
Celadon Group, Inc.	20,290	487,772
Marten Transport Ltd.	42,840	921,917

		$1,890,772

Utilities – Electric Power – 1.9%
El Paso Electric Co.	16,850	$602,051
Great Plains Energy, Inc.	25,950	701,688

		$1,303,739

Total Common Stocks		$68,473,304

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	912,094	$912,094

Total Investments		$69,385,398

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(4,570)

Net Assets – 100.0%		$69,380,828

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$68,473,304	$—	$—	$68,473,304
Mutual Funds	912,094	—	—	912,094
Total Investments	$69,385,398	$—	$—	$69,385,398

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$55,800,596
Gross unrealized appreciation	14,777,502
Gross unrealized depreciation	(1,192,700)
Net unrealized appreciation (depreciation)	$13,584,802

3

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	98,206	5,578,240	(4,764,352)	912,094

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$314	$912,094

4

QUARTERLY REPORT

March 31, 2014

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 100.0%
MFS Emerging Markets Equity Portfolio – Initial Class	428,229	$6,093,702
MFS Global Governments Portfolio – Initial Class (a)	2,214,854	23,809,683
MFS Global Real Estate Portfolio – Initial Class	2,346,017	30,193,233
MFS Growth Series – Initial Class	1,655,712	64,556,220
MFS High Yield Portfolio – Initial Class	4,632,976	29,882,696
MFS Inflation-Adjusted Bond Portfolio – Initial Class	2,906,310	29,905,928
MFS International Growth Portfolio – Initial Class	2,063,483	30,168,123
MFS International Value Portfolio – Initial Class	1,366,616	30,161,221
MFS Limited Maturity Portfolio – Initial Class	1,145,941	11,871,945
MFS Mid Cap Growth Series – Initial Class	5,856,850	53,004,492
MFS Mid Cap Value Portfolio – Initial Class	5,244,897	54,546,932

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	549,710	$11,774,790
MFS New Discovery Value Portfolio – Initial Class	979,063	12,091,430
MFS Research Bond Series – Initial Class	2,221,330	29,788,036
MFS Research International Portfolio – Initial Class	3,391,033	54,290,438
MFS Research Series – Initial Class	2,063,492	59,965,084
MFS Value Series – Initial Class	3,407,449	66,547,481

Total Underlying Affiliated Funds		$598,651,434

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	8	$8

Total Investments		$598,651,442

OTHER ASSETS, LESS LIABILITIES – 0.0%		214,455

Net Assets – 100.0%		$598,865,897

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$598,651,442	$—	$—	$598,651,442

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$493,347,197
Gross unrealized appreciation	107,678,958
Gross unrealized depreciation	(2,374,713)
Net unrealized appreciation (depreciation)	$105,304,245

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	417,933	19,145	(8,849)	428,229
MFS Global Governments Portfolio	2,311,333	36,155	(132,634)	2,214,854
MFS Global Real Estate Portfolio	2,448,416	15,096	(117,495)	2,346,017
MFS Growth Series	1,765,573	3,820	(113,681)	1,655,712
MFS High Yield Portfolio	4,876,475	34,754	(278,253)	4,632,976
MFS Inflation-Adjusted Bond Portfolio	3,032,449	45,085	(171,224)	2,906,310
MFS Institutional Money Market Portfolio	13	6,270,494	(6,270,499)	8
MFS International Growth Portfolio	2,113,249	14,806	(64,572)	2,063,483
MFS International Value Portfolio	1,427,945	2,864	(64,193)	1,366,616
MFS Limited Maturity Portfolio	1,180,813	16,948	(51,820)	1,145,941
MFS Mid Cap Growth Series	6,275,206	15,693	(434,049)	5,856,850
MFS Mid Cap Value Portfolio	5,604,863	3,883	(363,849)	5,244,897
MFS New Discovery Series	573,127	5,690	(29,107)	549,710
MFS New Discovery Value Portfolio	1,034,730	10,426	(66,093)	979,063
MFS Research Bond Series	2,319,684	28,711	(127,065)	2,221,330
MFS Research International Portfolio	3,493,761	13,545	(116,273)	3,391,033
MFS Research Series	2,180,043	868	(117,419)	2,063,492
MFS Value Series	3,576,853	1,520	(170,924)	3,407,449

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain Amount	Capital Gain Amount	Dividend Amount	Ending Value
MFS Emerging Markets Equity Portfolio	$(9,895)	$—	$—	$6,093,702
MFS Global Governments Portfolio	(170,246)	—	—	23,809,683
MFS Global Real Estate Portfolio	(32,252)	—	—	30,193,233
MFS Growth Series	1,013,155	—	—	64,556,220
MFS High Yield Portfolio	57,604	—	—	29,882,696
MFS Inflation-Adjusted Bond Portfolio	(61,766)	—	—	29,905,928
MFS Institutional Money Market Portfolio	—	—	27	8
MFS International Growth Portfolio	64,409	—	—	30,168,123
MFS International Value Portfolio	305,508	—	—	30,161,221
MFS Limited Maturity Portfolio	1,792	—	—	11,871,945
MFS Mid Cap Growth Series	878,750	—	—	53,004,492
MFS Mid Cap Value Portfolio	393,377	—	—	54,546,932
MFS New Discovery Series	92,378	—	—	11,774,790
MFS New Discovery Value Portfolio	56,983	—	—	12,091,430
MFS Research Bond Series	(122,700)	—	—	29,788,036
MFS Research International Portfolio	218,525	—	—	54,290,438
MFS Research Series	518,401	—	—	59,965,084
MFS Value Series	553,832	—	—	66,547,481

	$3,757,855	$—	$27	$598,651,442

4

QUARTERLY REPORT

March 31, 2014

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 88.9%
International Market Sovereign – 52.7%
Commonwealth of Australia, Inflation Linked Bond, 4%, 8/20/20	AUD	2,259,512	$2,440,338
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 2/21/22	AUD	2,916,220	2,662,685
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/25	AUD	2,688,686	2,827,462
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/35	AUD	817,200	740,844
Federal Republic of Germany, Inflation Linked Bond, 1.5%, 4/15/16	EUR	5,877,902	8,459,624
Federal Republic of Germany, Inflation Linked Bond, 1.75%, 4/15/20	EUR	7,258,523	11,269,743
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/23	EUR	4,914,192	6,810,282
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/21	CAD	5,630,688	6,698,762
Government of Canada, Inflation Linked Bond, 4%, 12/01/31	CAD	3,542,847	4,937,200
Government of Canada, Inflation Linked Bond, 2%, 12/01/41	CAD	6,210,423	7,105,387
Government of France, Inflation Linked Bond, 1.8%, 7/25/40	EUR	2,830,975	4,634,705
Government of France, Inflation Linked Bond, 1.3%, 7/25/19	EUR	1,401,335	2,098,120
Government of France, Inflation Linked Bond, 2.25%, 7/25/20	EUR	4,004,473	6,349,129
Government of France, Inflation Linked Bond, 1.1%, 7/25/22	EUR	3,217,710	4,766,495
Government of France, Inflation Linked Bond, 2.1%, 7/25/23	EUR	2,998,325	4,796,087
Government of France, Inflation Linked Bond, 3.4%, 7/25/29	EUR	5,168,145	9,876,857
Government of France, Inflation Linked Bond, 3.15%, 7/25/32	EUR	5,347,040	10,186,598
Government of Japan, Inflation Linked Bond, 0.5%, 12/10/14	JPY	225,900,000	2,304,524
Government of Japan, Inflation Linked Bond, 1%, 6/10/16	JPY	327,275,000	3,509,926
Government of Japan, Inflation Linked Bond, 1.3%, 9/10/17	JPY	752,250,000	8,391,980
Government of Japan, Inflation Linked Bond, 1.4%, 3/10/18	JPY	199,000,000	2,252,788
Government of Japan, Inflation Linked Bond, 1.4%, 6/10/18	JPY	498,000,000	5,649,693
Government of Japan, Inflation Linked Bond, 0.1%, 9/10/23	JPY	251,250,000	2,621,310
Kingdom of Sweden, Inflation Linked Bond, 4%, 12/01/20	SEK	55,061,781	10,544,784
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/28	SEK	6,077,088	1,278,837
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 7/22/30	GBP	2,228,034	6,214,383

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 1.875%, 11/22/22	GBP	233,368	$471,430
United Kingdom Treasury, Inflation Linked Bond, 2.5%, 7/17/24	GBP	5,425,672	11,552,754
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/27	GBP	4,284,900	8,488,706
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/29	GBP	3,385,457	5,772,750
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/32	GBP	3,396,982	7,047,781
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/34	GBP	3,263,160	6,260,556
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/35	GBP	2,975,535	6,981,260
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/37	GBP	3,528,397	7,491,783
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/40	GBP	3,800,848	7,405,059
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/42	GBP	3,959,037	7,874,169
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/47	GBP	4,848,571	10,270,877
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/50	GBP	3,973,647	7,945,162
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/55	GBP	3,534,045	9,164,729
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/62	GBP	3,367,570	6,810,079
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/68	GBP	2,159,787	3,908,826

			$246,874,464

U.S. Treasury Inflation Protected Securities – 36.2%
U.S. Treasury Bonds, 0.125%, 4/15/17		$6,067,994	$6,239,128
U.S. Treasury Bonds, 1.625%, 1/15/18		3,235,791	3,512,351
U.S. Treasury Bonds, 1.125%, 1/15/21		8,177,090	8,680,488
U.S. Treasury Bonds, 0.375%, 7/15/23		9,477,559	9,373,894
U.S. Treasury Bonds, 0.625%, 1/15/24		2,337,853	2,345,891
U.S. Treasury Bonds, 2.375%, 1/15/25		5,012,197	5,902,253
U.S. Treasury Bonds, 2%, 1/15/26		5,027,694	5,724,895
U.S. Treasury Bonds, 2.375%, 1/15/27		3,548,226	4,212,131
U.S. Treasury Bonds, 1.75%, 1/15/28		4,464,007	4,945,981
U.S. Treasury Bonds, 3.625%, 4/15/28		2,765,230	3,759,200
U.S. Treasury Bonds, 2.5%, 1/15/29		2,511,298	3,049,657
U.S. Treasury Bonds, 3.875%, 4/15/29		3,066,350	4,328,824
U.S. Treasury Bonds, 3.375%, 4/15/32		1,959,628	2,708,574
U.S. Treasury Bonds, 2.125%, 2/15/40		1,593,072	1,907,455
U.S. Treasury Bonds, 2.125%, 2/15/41		2,549,674	3,063,793
U.S. Treasury Bonds, 0.75%, 2/15/42		4,055,953	3,534,382
U.S. Treasury Bonds, 1.375%, 2/15/44		1,159,250	1,182,979
U.S. Treasury Notes, 0.5%, 4/15/15		7,284,803	7,432,772
U.S. Treasury Notes, 1.875%, 7/15/15		6,069,472	6,363,465
U.S. Treasury Notes, 2%, 1/15/16		3,182,085	3,376,740

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.125%, 4/15/16	$11,537,389	$11,849,257
U.S. Treasury Notes, 2.5%, 7/15/16	3,623,100	3,952,577
U.S. Treasury Notes, 2.375%, 1/15/17	2,779,192	3,043,432
U.S. Treasury Notes, 2.625%, 7/15/17	8,735,596	9,781,142
U.S. Treasury Notes, 0.125%, 4/15/18	6,433,787	6,581,565
U.S. Treasury Notes, 2.125%, 1/15/19	4,083,446	4,560,062
U.S. Treasury Notes, 1.375%, 1/15/20	831,835	898,967
U.S. Treasury Notes, 1.25%, 7/15/20	1,593,869	1,717,642
U.S. Treasury Notes, 0.625%, 7/15/21	5,063,719	5,213,651
U.S. Treasury Notes, 0.125%, 1/15/22	7,938,314	7,777,070
U.S. Treasury Notes, 0.125%, 7/15/22	9,382,561	9,190,509
U.S. Treasury Notes, 0.125%, 1/15/23	10,673,129	10,327,085
U.S. Treasury Notes, 0.625%, 2/15/43	3,234,378	2,708,287

		$169,246,099

Total Bonds		$416,120,563

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 10.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	51,092,966	$51,092,966

Total Investments		$467,213,529

OTHER ASSETS, LESS LIABILITIES – 0.2%		888,094

Net Assets – 100.0%		$468,101,623

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

SEK	Swedish Krona

Derivative Contracts at 3/31/14

Forward Foreign Currency Exchange Contracts at 3/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	2,577,000	4/11/14	$2,339,774	$2,388,433	$48,659
BUY	AUD	Goldman Sachs International	1,332,773	4/11/14	1,188,996	1,235,249	46,253
BUY	AUD	JPMorgan Chase Bank N.A.	8,004,000	4/11/14	7,036,607	7,418,319	381,712
BUY	CAD	Goldman Sachs International	2,890,000	4/11/14	2,603,552	2,613,595	10,043
BUY	CAD	JPMorgan Chase Bank N.A.	4,636,000	4/11/14	4,169,447	4,192,604	23,157
SELL	CAD	Deutsche Bank AG	2,573,000	4/11/14	2,373,879	2,326,913	46,966
SELL	CAD	Goldman Sachs International	7,996,763	4/11/14	7,334,663	7,231,937	102,726
SELL	CAD	JPMorgan Chase Bank N.A.	2,778,995	4/11/14	2,575,307	2,513,207	62,100
BUY	EUR	Credit Suisse Group	3,766,268	4/11/14	5,148,263	5,188,496	40,233
BUY	EUR	Goldman Sachs International	8,871,961	4/11/14	12,172,276	12,222,214	49,938
BUY	EUR	JPMorgan Chase Bank N.A.	3,766,268	4/11/14	5,148,225	5,188,496	40,271
BUY	EUR	Royal Bank of Scotland Group PLC	503,730	4/11/14	684,751	693,949	9,198
SELL	EUR	Royal Bank of Scotland Group PLC	338,000	4/11/14	467,773	465,636	2,137
BUY	GBP	Credit Suisse Group	12,834,753	4/11/14	21,067,861	21,395,996	328,135
BUY	GBP	Goldman Sachs International	3,578,491	4/11/14	5,899,824	5,965,473	65,649
BUY	GBP	Merrill Lynch International Bank	12,834,753	4/11/14	21,074,150	21,395,996	321,846
SELL	GBP	Goldman Sachs International	2,833,000	4/11/14	4,728,821	4,722,713	6,108
SELL	JPY	Deutsche Bank AG	480,448,000	4/11/14	4,694,176	4,655,057	39,119

2

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	NZD	Goldman Sachs International	2,910,254	4/11/14	$2,367,000	$2,523,792	$156,792
BUY	NZD	Royal Bank of Scotland Group PLC	2,775,000	4/11/14	2,360,937	2,406,499	45,562
BUY	NZD	UBS AG	2,884,000	4/11/14	2,368,543	2,501,024	132,481
BUY	NZD	Westpac Banking Corp.	2,273,000	4/11/14	1,895,727	1,971,161	75,434
BUY	SEK	Goldman Sachs International	6,838,000	4/11/14	1,046,786	1,056,353	9,567
SELL	SEK	Goldman Sachs International	20,670,677	4/11/14	3,206,048	3,193,263	12,785

							$2,056,871

Liability Derivatives
SELL	AUD	Goldman Sachs International	8,193,671	4/11/14	$7,241,425	$7,594,111	$(352,686)
SELL	AUD	Westpac Banking Corp.	5,825,313	4/11/14	5,198,684	5,399,055	(200,371)
SELL	CAD	Goldman Sachs International	2,614,997	4/11/14	2,347,000	2,364,894	(17,894)
BUY	EUR	Deutsche Bank AG	1,864,000	4/11/14	2,592,379	2,567,888	(24,491)
BUY	EUR	UBS AG	1,693,000	4/11/14	2,361,904	2,332,315	(29,589)
SELL	EUR	Barclays Bank PLC	1,737,000	4/11/14	2,344,438	2,392,930	(48,492)
SELL	EUR	Credit Suisse Group	808,000	4/11/14	1,103,738	1,113,119	(9,381)
SELL	EUR	Deutsche Bank AG	3,556,000	4/11/14	4,897,003	4,898,826	(1,823)
SELL	EUR	Goldman Sachs International	2,900,118	4/11/14	3,925,986	3,995,269	(69,283)
SELL	EUR	UBS AG	868,000	4/11/14	1,181,175	1,195,776	(14,601)
BUY	GBP	Barclays Bank PLC	403,844	4/11/14	675,470	673,223	(2,247)
BUY	GBP	Goldman Sachs International	420,604	4/11/14	703,179	701,162	(2,017)
SELL	GBP	Barclays Bank PLC	593,000	4/11/14	987,665	988,552	(887)
SELL	GBP	Brown Brothers Harriman	430,000	4/11/14	708,164	716,826	(8,662)
SELL	GBP	Goldman Sachs International	4,500,535	4/11/14	7,429,059	7,502,554	(73,495)
BUY	JPY	Deutsche Bank AG	446,495,000	4/11/14	4,405,041	4,326,086	(78,955)
BUY	JPY	Goldman Sachs International	736,854,000	4/11/14	7,230,216	7,139,372	(90,844)
BUY	JPY	UBS AG	215,221,000	4/11/14	2,120,916	2,085,274	(35,642)
SELL	JPY	Deutsche Bank AG	947,845,534	4/11/14	9,145,072	9,183,667	(38,595)
SELL	JPY	Goldman Sachs International	1,619,843,071	4/11/14	15,573,053	15,694,646	(121,593)
SELL	NZD	Brown Brothers Harriman	2,894,743	4/11/14	2,391,000	2,510,341	(119,341)
SELL	NZD	Goldman Sachs International	2,936,221	4/11/14	2,365,000	2,546,311	(181,311)
SELL	NZD	UBS AG	2,730,000	4/11/14	2,328,554	2,367,475	(38,921)
SELL	SEK	Brown Brothers Harriman	3,337,000	4/11/14	514,849	515,509	(660)
SELL	SEK	Goldman Sachs International	8,255,144	4/11/14	1,256,532	1,275,277	(18,745)

							$(1,580,526)

At March 31, 2014, the fund had cash collateral of $50,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$169,246,099	$—	$169,246,099
Non-U.S. Sovereign Debt	—	246,874,464	—	246,874,464
Mutual Funds	51,092,966	—	—	51,092,966
Total Investments	$51,092,966	$416,120,563	$—	$467,213,529

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$476,345	$—	$476,345

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$469,150,971
Gross unrealized appreciation	12,068,111
Gross unrealized depreciation	(14,005,553)
Net unrealized appreciation (depreciation)	$(1,937,442)

4

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	49,905,363	35,221,904	(34,034,301)	51,092,966

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,314	$51,092,966

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United States	47.1%
United Kingdom	24.3%
France	9.2%
Germany	5.7%
Japan	5.3%
Canada	4.0%
Sweden	2.5%
Australia	1.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

QUARTERLY REPORT

March 31, 2014

MFS® LIMITED MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 93.8%
Asset-Backed & Securitized – 12.8%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	$3,600,821	$3,605,390
Babson Ltd., CLO, “A1”, FRN, 0.486%, 7/20/19 (n)	576,358	573,494
Bank of America Auto Trust, “A-3”, 0.78%, 6/15/16	3,950,398	3,956,640
Brazos Higher Education Authority, Inc., Student Loan Rev., “A-2”, FRN, 0.395%, 6/27/22	844,768	843,560
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.536%, 3/21/16	3,160,000	3,162,092
Cent CDO XI Ltd., “A1”, FRN, 0.498%, 4/25/19 (n)	2,410,934	2,384,079
Chesapeake Funding LLC, “A”, FRN, 0.605%, 1/07/25 (n)	3,420,000	3,423,694
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 11/15/16 (n)	3,890,000	3,895,096
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,005,000	1,099,883
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	2,630,000	2,632,980
CNH Wholesale Master Note Trust, “A”, FRN, 0.755%, 8/15/19 (n)	4,280,000	4,285,115
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.971%, 9/15/39	1,783,942	1,949,834
CWCapital Cobalt Ltd., “A4”, FRN, 5.77%, 5/15/46	1,935,290	2,144,164
Education Loan Asset-Backed Trust, “A-1”, FRN, 0.604%, 6/25/22 (z)	2,082,166	2,085,056
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (z)	3,810,000	3,806,784
FDIC Stuctured Sale Guaranteed Notes, “1-A”, FRN, 0.702%, 2/25/48 (n)	710,625	710,979
Ford Credit Floorplan Master Owner Trust, “A”, 1.92%, 1/15/19	2,310,000	2,349,219
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.505%, 9/15/16	6,800,000	6,806,215
Ford Credit Floorplan Master Owner Trust, “A-1”, 0.74%, 9/15/16	7,200,000	7,211,016
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	1,220,000	1,222,308
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	4,588,000	4,591,487
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.704%, 12/10/27 (n)	4,460,000	4,469,553
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.243%, 1/17/45 (n)	1,400,000	1,400,840
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 1/15/16	4,160,000	4,164,480
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	4,140,000	4,148,905
Hyundai Auto Receivables Trust, “A-3”, 0.62%, 9/15/16	2,773,270	2,776,823

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
John Deere Owner Trust, “A2”, 0.55%, 1/15/16	$1,370,000	$1,371,211
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	2,611,000	2,863,544
Kingsland III Ltd., “A1”, CDO, FRN, 0.45%, 8/24/21 (n)	1,573,732	1,558,873
Lanark Master Issuer PLC, “1-A”, FRN, 1.635%, 12/22/54	4,071,478	4,132,941
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 9/15/15	3,440,000	3,442,484
National Credit Union Administration, “1-A”, FRN, 0.602%, 1/08/20	1,745,315	1,754,253
National Credit Union Administration, “1-A”, FRN, 0.535%, 3/06/20	2,225,399	2,231,109
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.273%, 3/15/45 (z)	1,980,000	1,980,135
Race Point CLO Ltd., “A1A”, FRN, 0.437%, 8/01/21 (n)	2,448,445	2,424,504
SLM Student Loan Trust, “A-1”, FRN, 0.314%, 2/27/17	762,842	762,842
SLM Student Loan Trust, “A-2”, FRN, 0.438%, 1/25/16	593,547	593,946
SLM Student Loan Trust, “A-4”, FRN, 0.368%, 10/25/19	416,748	416,671
SLM Student Loan Trust, “A-4”, FRN, 0.318%, 10/25/21	3,163,102	3,151,847
Smart Trust, “A2B”, FRN, 0.405%, 9/14/15	3,531,178	3,530,156
Student Loan Consolidation Center, “A”, FRN, 1.374%, 10/25/27 (n)	1,364,171	1,385,343
Toyota Auto Receivables Owner Trust, “A-3”, 0.68%, 6/15/15	1,994,702	1,996,547
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.366%, 10/20/16	2,000,000	2,000,098
Volvo Financial Equipment LLC, “A2”, 0.53%, 11/16/15 (n)	878,560	878,713
World Omni Auto Receivables Trust, “A-3”, 0.64%, 2/15/17	3,634,018	3,640,450

		$119,815,353

Automotive – 3.8%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$4,500,000	$4,452,903
American Honda Finance Corp., FRN, 0.609%, 5/26/16 (n)	1,530,000	1,536,793
American Honda Finance Corp., FRN, 0.739%, 10/07/16	2,000,000	2,015,982
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	1,800,000	1,851,482
Daimler Finance North America LLC, FRN, 0.829%, 1/09/15 (n)	4,780,000	4,797,581
Daimler Finance North America LLC, FRN, 0.917%, 8/01/16 (n)	3,820,000	3,854,556

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Ford Motor Credit Co. LLC, 8%, 12/15/16	$3,500,000	$4,096,593
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	2,841,000	2,990,974
Nissan Motor Acceptance Corp., FRN, 0.935%, 9/26/16 (n)	3,480,000	3,499,641
Nissan Motor Acceptance Corp., FRN, 0.785%, 3/03/17 (n)	1,890,000	1,893,292
Toyota Motor Credit Corp., FRN, 0.627%, 1/17/19	3,370,000	3,366,832
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	1,620,000	1,619,785

		$35,976,414

Banks & Diversified Financials (Covered Bonds) – 3.2%
Australia & New Zealand Banking Group, 1%, 10/06/15 (n)	$3,800,000	$3,824,867
Bank of Nova Scotia, 2.15%, 8/03/16 (n)	2,200,000	2,269,674
Bank of Nova Scotia, 1.75%, 3/22/17 (n)	1,200,000	1,221,348
Bank of Scotland PLC, 5.25%, 2/21/17 (n)	3,900,000	4,320,709
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	5,000,000	5,115,100
Northern Rock Asset Management, 5.625%, 6/22/17 (n)	2,400,000	2,685,648
Royal Bank of Canada, 1.125%, 7/22/16	1,450,000	1,453,513
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	2,900,000	3,005,821
SpareBank 1 Boligkreditt A.S., 2.3%, 6/30/17 (n)	6,100,000	6,299,074

		$30,195,754

Biotechnology – 0.4%
Life Technologies Corp., 4.4%, 3/01/15	$2,275,000	$2,348,551
Life Technologies Corp., 3.5%, 1/15/16	1,425,000	1,484,698

		$3,833,249

Broadcasting – 0.5%
News America, Inc., 5.3%, 12/15/14	$2,400,000	$2,481,588
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	1,141,000	1,134,038
WPP Finance, 8%, 9/15/14	970,000	1,001,680

		$4,617,306

Business Services – 0.4%
Cisco Systems, Inc., FRN, 0.516%, 3/03/17	$3,850,000	$3,857,785

Cable TV – 1.0%
DIRECTV Holdings LLC, 3.5%, 3/01/16	$4,875,000	$5,095,628
NBCUniversal Enterprise Co., FRN, 0.775%, 4/15/16 (n)	1,000,000	1,002,678
NBCUniversal Media LLC, 2.1%, 4/01/14	2,975,000	2,975,000

		$9,073,306

Computer Software – Systems – 0.7%
Apple, Inc., FRN, 0.487%, 5/03/18	$3,030,000	$3,031,318
Xerox Corp., FRN, 1.055%, 5/16/14	4,025,000	4,028,204

		$7,059,522

Issuer	Shares/Par	Value ($)

BONDS – continued
Conglomerates – 1.4%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$930,000	$936,349
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	3,860,000	3,978,842
General Electric Co., 0.85%, 10/09/15	5,775,000	5,801,126
Pentair Finance S.A., 1.35%, 12/01/15	2,860,000	2,875,021

		$13,591,338

Consumer Products – 0.5%
Mattel, Inc., 1.7%, 3/15/18	$1,232,000	$1,213,339
Procter & Gamble Co., 0.75%, 11/04/16	2,130,000	2,124,015
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	1,150,000	1,144,816

		$4,482,170

Consumer Services – 0.7%
eBay, Inc., 1.35%, 7/15/17	$1,425,000	$1,424,588
Experian Finance PLC, 2.375%, 6/15/17 (n)	1,788,000	1,818,194
Western Union Co., FRN, 1.233%, 8/21/15	3,620,000	3,643,519

		$6,886,301

Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3%, 3/01/18	$919,000	$929,103

Electronics – 0.6%
Intel Corp., 1.95%, 10/01/16	$3,175,000	$3,262,605
Tyco Electronics Group S.A., 2.375%, 12/17/18	971,000	960,868
Xilinx, Inc., 2.125%, 3/15/19	1,490,000	1,472,242

		$5,695,715

Emerging Market Quasi-Sovereign – 1.0%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$2,410,000	$2,409,243
Korea Development Bank, 1%, 1/22/16	2,770,000	2,766,042
Petroleos Mexicanos, 3.125%, 1/23/19 (z)	487,000	498,688
Rosneft, 3.149%, 3/06/17 (n)	2,000,000	1,965,000
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	1,862,000	1,813,769

		$9,452,742

Energy – Independent – 0.6%
Canadian Natural Resources Ltd., FRN, 0.608%, 3/30/16	$990,000	$989,515
Devon Energy Corp., 1.2%, 12/15/16	1,490,000	1,489,991
Encana Corp., 5.9%, 12/01/17	2,500,000	2,844,480
Petrohawk Energy Corp., 7.25%, 8/15/18	247,000	262,067

		$5,586,053

Energy – Integrated – 2.0%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$2,900,000	$3,019,358
BP Capital Markets PLC, 3.125%, 10/01/15	5,350,000	5,551,486
Chevron Corp., 0.889%, 6/24/16	1,170,000	1,176,164
Petro-Canada Financial Partnership, 5%, 11/15/14	2,650,000	2,720,861

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – continued
Shell International Finance B.V., FRN, 0.445%, 11/15/16	$3,280,000	$3,283,441
Total Capital International S.A., 1.5%, 2/17/17	2,900,000	2,943,517

		$18,694,827

Financial Institutions – 1.3%
General Electric Capital Corp., 2.15%, 1/09/15	$6,275,000	$6,363,145
General Electric Capital Corp., 2.375%, 6/30/15	2,100,000	2,148,140
General Electric Capital Corp., FRN, 0.471%, 1/14/16	660,000	660,469
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	2,949,000	2,928,210

		$12,099,964

Food & Beverages – 4.9%
Anheuser-Busch InBev S.A., 5.375%, 11/15/14	$1,325,000	$1,365,301
Anheuser-Busch InBev S.A., 0.8%, 7/15/15	2,600,000	2,608,629
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	2,300,000	2,305,693
Coca-Cola Co., 1.15%, 4/01/18	1,690,000	1,656,724
Coca-Cola Co., FRN, 0.337%, 11/01/16	1,940,000	1,941,007
Conagra Foods, Inc., 1.3%, 1/25/16	2,080,000	2,093,780
Diageo Capital PLC, 1.5%, 5/11/17	2,000,000	2,013,416
General Mills, Inc., FRN , 0.536%, 1/29/16	1,650,000	1,651,581
Heineken N.V., 1.4%, 10/01/17 (n)	4,300,000	4,281,213
Ingredion, Inc., 1.8%, 9/25/17	1,950,000	1,912,533
Kellogg Co., 4.45%, 5/30/16	690,000	739,772
Kraft Foods Group, Inc., 1.625%, 6/04/15	2,750,000	2,780,855
Molson Coors Brewing Co., 2%, 5/01/17	3,525,000	3,560,916
PepsiCo, Inc., 2.5%, 5/10/16	2,600,000	2,693,075
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	3,000,000	3,109,044
SABMiller Holdings, Inc., 1.85%, 1/15/15 (n)	6,850,000	6,915,171
Want Want China Finance Co., 1.875%, 5/14/18 (n)	1,970,000	1,898,775
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	2,289,000	2,298,731
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	334,000	334,966

		$46,161,182

Food & Drug Stores – 0.7%
CVS Caremark Corp., 1.2%, 12/05/16	$830,000	$834,801
CVS Caremark Corp., 5.75%, 6/01/17	2,155,000	2,437,475
Walgreen Co., 1%, 3/13/15	3,000,000	3,010,431

		$6,282,707

Gaming & Lodging – 0.3%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$2,526,000	$2,575,651

Insurance – 2.2%
American International Group, Inc., 4.875%, 9/15/16	$3,550,000	$3,873,043

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – continued
American International Group, Inc., 5.85%, 1/16/18	$1,226,000	$1,401,025
ING U.S., Inc., 2.9%, 2/15/18	1,645,000	1,685,495
MetLife, Inc., 1.756%, 12/15/17	1,875,000	1,890,966
Metropolitan Life Global Funding I, 5.125%, 6/10/14 (n)	2,750,000	2,775,075
New York Life Global Funding, 3%, 5/04/15 (n)	4,725,000	4,847,042
PRICOA Global Funding I, FRN, 0.505%, 8/19/15 (n)	1,610,000	1,614,043
Prudential Financial, Inc., 5.1%, 9/20/14	774,000	790,831
Prudential Financial, Inc., FRN, 1.015%, 8/15/18	1,500,000	1,501,967

		$20,379,487

Insurance – Health – 0.1%
Coventry Health Care, Inc., 6.3%, 8/15/14	$829,000	$845,867

Insurance – Property & Casualty – 0.3%
AXIS Specialty Finance LLC, 2.65%, 4/01/19	$614,000	$613,090
QBE Insurance Group Ltd., 2.4%, 5/01/18 (n)	1,987,000	1,942,918

		$2,556,008

International Market Quasi-Sovereign – 5.2%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$298,000	$303,066
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	4,000,000	3,961,160
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	3,220,000	3,228,456
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	1,390,000	1,381,065
Electricite de France, 2.15%, 1/22/19 (n)	2,500,000	2,487,345
FMS Wertmanagement, 0.625%, 4/18/16	2,310,000	2,313,373
KfW Bankengruppe, 0.5%, 9/30/15	2,210,000	2,214,420
Kommunalbanken A.S., 0.375%, 4/10/15 (n)	4,190,000	4,192,480
Kommunalbanken A.S., 1%, 3/15/18 (n)	5,000,000	4,879,900
Kreditanstalt für Wiederaufbau, FRN, 0.204%, 1/23/15	4,500,000	4,499,784
Municipality Finance PLC, 2.375%, 5/16/16	2,350,000	2,433,157
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	3,570,000	3,580,146
Statoil A.S.A., 7.375%, 5/01/16 (n)	3,870,000	4,375,836
Statoil A.S.A., FRN, 0.525%, 5/15/18	911,000	909,938
Statoil A.S.A., FRN, 0.696%, 11/08/18	1,600,000	1,609,443
Swedish Export Credit Corp., FRN, 0.536%, 1/23/17	6,320,000	6,357,288

		$48,726,857

International Market Sovereign – 1.1%
Kingdom of Denmark, 0.875%, 3/20/17 (z)	$4,240,000	$4,253,509
Kingdom of Sweden, 1%, 2/27/18 (n)	3,040,000	2,984,973

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Sovereign – continued
Republic of Iceland, 4.875%, 6/16/16 (n)	$2,520,000	$2,655,450

		$9,893,932

Local Authorities – 0.5%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$2,400,000	$2,389,934
State of Illinois, 4.961%, 3/01/16	2,215,000	2,366,285

		$4,756,219

Machinery & Tools – 0.4%
Caterpillar Financial Services Corp., 0.7%, 11/06/15	$4,025,000	$4,035,823

Major Banks – 12.3%
ABN AMRO Bank N.V., 1.375%, 1/22/16 (n)	$4,230,000	$4,264,940
Bank of America Corp., 3.625%, 3/17/16	1,925,000	2,019,156
Bank of America Corp., 5.625%, 10/14/16	1,150,000	1,270,682
Bank of America Corp., 6%, 9/01/17	5,050,000	5,729,053
Bank of America Corp., FRN, 0.513%, 6/15/16	1,330,000	1,318,460
Bank of Montreal, FRN, 0.829%, 4/09/18	1,380,000	1,384,921
Bank of Nova Scotia, FRN, 0.758%, 7/15/16	1,300,000	1,305,914
BNP Paribas, 2.7%, 8/20/18	2,720,000	2,774,006
BNP Paribas, FRN, 0.824%, 12/12/16	790,000	791,708
BNP Paribas, FRN, 0.713%, 3/17/17	1,860,000	1,858,358
Canadian Imperial Bank of Commerce, FRN, 0.756%, 7/18/16	1,490,000	1,498,165
Commonwealth Bank of Australia, 1.95%, 3/16/15	6,150,000	6,239,962
Commonwealth Bank of Australia, FRN, 0.734%, 9/20/16 (n)	1,750,000	1,758,624
Commonwealth Bank of Australia, FRN, 0.593%, 3/13/17 (z)	2,160,000	2,159,987
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	2,815,000	2,956,662
Goldman Sachs Group, Inc., 1.6%, 11/23/15	3,400,000	3,435,282
Goldman Sachs Group, Inc., FRN, 1.233%, 11/21/14	4,000,000	4,019,132
Goldman Sachs Group, Inc., FRN, 1.436%, 4/30/18	1,580,000	1,600,166
Goldman Sachs Group, Inc., FRN, 1.335%, 11/15/18	1,780,000	1,796,004
HSBC Bank PLC, FRN, 0.875%, 5/15/18 (n)	1,813,000	1,818,947
HSBC USA, Inc., 1.625%, 1/16/18	3,720,000	3,689,291
ING Bank N.V., 2%, 9/25/15 (n)	550,000	558,861
ING Bank N.V., FRN, 1.184%, 3/07/16 (n)	1,400,000	1,412,433
ING Bank N.V., FRN, 1.635%, 6/09/14 (n)	3,525,000	3,534,327
JPMorgan Chase & Co., 1.875%, 3/20/15	4,000,000	4,050,852
JPMorgan Chase & Co., 3.45%, 3/01/16	6,550,000	6,859,343
Morgan Stanley, 4.1%, 1/26/15	3,250,000	3,343,243
Morgan Stanley, 5.75%, 10/18/16	1,850,000	2,053,186
Morgan Stanley, 5.45%, 1/09/17	2,475,000	2,736,147
Morgan Stanley, 4.75%, 3/22/17	1,675,000	1,827,976
Nordea Bank AB, FRN, 0.696%, 5/13/16 (n)	1,887,000	1,893,833
Nordea Bank AB, FRN, 0.59%, 4/04/17 (z)	1,730,000	1,730,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
PNC Bank N.A., 1.3%, 10/03/16	$1,290,000	$1,298,910
PNC Bank N.A., 1.15%, 11/01/16	2,610,000	2,616,405
PNC Bank N.A., FRN, 0.545%, 1/28/16	2,190,000	2,190,894
Royal Bank of Canada, FRN, 0.695%, 9/09/16	1,820,000	1,827,127
Royal Bank of Scotland PLC, 2.55%, 9/18/15	3,025,000	3,089,157
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)	1,200,000	1,222,884
Standard Chartered PLC, 3.85%, 4/27/15 (n)	3,150,000	3,253,037
State Street Bank & Trust Co., FRN, 0.435%, 12/08/15	2,857,000	2,854,006
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	3,475,000	3,504,878
Wells Fargo & Co., 1.5%, 7/01/15	1,925,000	1,947,403
Wells Fargo & Co., FRN, 0.766%, 7/20/16	2,340,000	2,346,994
Westpac Banking Corp., 1.125%, 9/25/15	5,800,000	5,841,302

		$115,682,618

Medical & Health Technology & Services – 1.5%
Becton, Dickinson & Co., 1.75%, 11/08/16	$2,900,000	$2,964,632
Covidien International Finance S.A., 6%, 10/15/17	1,485,000	1,705,335
Express Scripts Holding Co., 3.125%, 5/15/16	1,175,000	1,224,133
McKesson Corp., 3.25%, 3/01/16	3,075,000	3,203,836
McKesson Corp., FRN, 0.635%, 9/10/15	2,200,000	2,202,229
Medco Health Solutions, Inc., 2.75%, 9/15/15	2,700,000	2,768,629

		$14,068,794

Metals & Mining – 1.4%
Barrick Gold Corp., 2.5%, 5/01/18	$1,200,000	$1,195,336
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	842,000	928,849
Freeport-McMoRan Copper & Gold, Inc., 1.4%, 2/13/15	2,825,000	2,841,210
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	330,000	334,868
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	800,000	797,704
Glencore Funding LLC, FRN, 1.393%, 5/27/16 (n)	2,720,000	2,723,563
Rio Tinto Financial USA PLC, 1.125%, 3/20/15	4,750,000	4,776,082

		$13,597,612

Mortgage-Backed – 3.6%
Fannie Mae, 2.8%, 3/01/18	$3,199,144	$3,340,300
Fannie Mae, 3.75%, 3/01/18	3,985,545	4,274,804
Fannie Mae, 3.743%, 6/01/18	13,518,726	14,625,280
Fannie Mae, 5.5%, 5/01/25	4,089,242	4,377,757
Fannie Mae, 5%, 3/01/30 - 6/01/41	4,106,092	4,496,527
Fannie Mae, 5%, 7/01/39 (f)	2,297,589	2,500,499

		$33,615,167

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Municipals – 2.7%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$4,860,000	$4,908,600
New York, NY, “D-2”, 5.07%, 12/01/14	5,300,000	5,465,731
Pennsylvania Higher Education Assistance Agency, “A-1”, FRN, 0.838%, 4/25/19	569,022	572,499
South Carolina Student Loan Corp., Education Loan Rev., “A-1”, 0.336%, 12/03/18	350,817	350,634
St. Paul, MN, Northstar Education Finance, Inc., FRN, 0.355%, 4/28/16	224,612	222,975
State of California, 3.95%, 11/01/15	1,950,000	2,051,790
State of Illinois, 4.421%, 1/01/15	6,500,000	6,674,590
State of New Jersey, “R”, 2.02%, 8/15/14	5,300,000	5,327,666

		$25,574,485

Natural Gas – Distribution – 0.3%
GDF Suez, 1.625%, 10/10/17 (n)	$2,500,000	$2,502,225

Natural Gas – Pipeline – 1.4%
Energy Transfer Partners LP, 5.95%, 2/01/15	$1,010,000	$1,052,988
EnLink Midstream Partners LP, 2.7%, 4/01/19	1,342,000	1,346,206
Enterprise Products Operating LP, 6.5%, 1/31/19	630,000	745,056
Enterprise Products Partners LP, 1.25%, 8/13/15	3,775,000	3,799,987
ONEOK Partners LP, 6.15%, 10/01/16	1,200,000	1,341,446
ONEOK Partners LP, 2%, 10/01/17	775,000	778,422
TransCanada PipeLines Ltd., FRN, 0.913%, 6/30/16	3,750,000	3,776,704

		$12,840,809

Network & Telecom – 2.9%
AT&T, Inc., 2.95%, 5/15/16	$2,800,000	$2,915,853
AT&T, Inc., 2.4%, 8/15/16	7,950,000	8,190,726
British Telecommunications PLC, 2.35%, 2/14/19	1,860,000	1,851,366
Telefonica Emisiones SAU, 6.421%, 6/20/16	1,325,000	1,466,420
Verizon Communications, Inc., 0.7%, 11/02/15	6,325,000	6,328,959
Verizon Communications, Inc., FRN, 1.763%, 9/15/16	1,650,000	1,697,327
Verizon Communications, Inc., FRN, 1.003%, 6/17/19	4,600,000	4,639,767

		$27,090,418

Oil Services – 0.8%
Transocean, Inc., 4.95%, 11/15/15	$2,225,000	$2,362,231
Transocean, Inc., 5.05%, 12/15/16	3,125,000	3,399,006
Transocean, Inc., 2.5%, 10/15/17	1,875,000	1,887,084

		$7,648,321

Oils – 0.6%
Phillips 66, 2.95%, 5/01/17	$5,596,000	$5,837,607

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – 7.8%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$1,521,000	$1,565,970
American Express Credit Co., 2.75%, 9/15/15	5,200,000	5,358,083
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.684%, 2/26/16 (n)	1,450,000	1,451,466
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.845%, 9/09/16 (n)	3,880,000	3,897,902
Banque Federative du Credit Mutuel, FRN, 1.085%, 10/28/16 (n)	4,070,000	4,083,431
Banque Federative du Credit Mutuel, FRN, 1.087%, 1/20/17 (n)	800,000	802,207
Capital One Financial Corp., 7.375%, 5/23/14	3,522,000	3,556,202
Capital One Financial Corp., 2.125%, 7/15/14	2,800,000	2,812,866
Capital One Financial Corp., 1%, 11/06/15	1,275,000	1,276,805
Citigroup, Inc., 6.375%, 8/12/14	1,875,000	1,914,368
Citigroup, Inc., 5.85%, 8/02/16	4,825,000	5,326,081
Danske Bank A.S., 3.75%, 4/01/15 (n)	240,000	247,022
Fifth Third Bancorp, 2.3%, 3/01/19	1,171,000	1,162,824
Groupe BPCE S.A., 2.5%, 12/10/18	1,480,000	1,487,052
Groupe BPCE S.A., FRN, 1.488%, 4/25/16	4,340,000	4,399,384
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	2,550,000	2,610,713
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	1,240,000	1,244,169
Macquarie Bank Ltd., 5%, 2/22/17 (n)	3,000,000	3,273,288
Rabobank Nederland N.V., 3.375%, 1/19/17	3,000,000	3,180,552
Rabobank Nederland N.V., FRN, 0.714%, 3/18/16	1,380,000	1,387,586
Santander Holdings USA, Inc., 3%, 9/24/15	1,725,000	1,776,441
Santander Holdings USA, Inc., 3.45%, 8/27/18	1,420,000	1,469,163
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	1,721,000	1,700,365
SunTrust Banks, Inc., 3.5%, 1/20/17	3,000,000	3,167,196
Svenska Handelsbanken AB, 2.875%, 4/04/17	2,500,000	2,604,395
Svenska Handelsbanken AB, FRN, 0.683%, 3/21/16	3,150,000	3,162,644
Swedbank AB, 2.125%, 9/29/17 (n)	1,628,000	1,645,324
UBS AG, 3.875%, 1/15/15	3,269,000	3,356,737
Union Bank N.A., 2.125%, 6/16/17	2,825,000	2,877,415

		$72,797,651

Pharmaceuticals – 2.5%
AbbVie, Inc., 1.75%, 11/06/17	$5,300,000	$5,316,748
Bristol-Myers Squibb Co., 0.875%, 8/01/17	3,896,000	3,838,612
Celgene Corp., 2.45%, 10/15/15	3,000,000	3,071,571
Mylan, Inc., 1.8%, 6/24/16	1,470,000	1,490,595
Mylan, Inc., 1.35%, 11/29/16	1,355,000	1,357,461
Sanofi, 1.25%, 4/10/18	3,500,000	3,424,141

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	$5,250,000	$5,226,396

		$23,725,524

Printing & Publishing – 0.3%
Thomson Reuters Corp., 0.875%, 5/23/16	$2,380,000	$2,371,206

Real Estate – 0.9%
Health Care, Inc., REIT, 4.7%, 9/15/17	$1,845,000	$2,016,131
Prologis LP, REIT, 5.625%, 11/15/16	355,000	391,467
Simon Property Group, Inc., REIT, 4.2%, 2/01/15	3,675,000	3,752,057
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	1,208,000	1,191,047
Ventas Realty LP, 1.55%, 9/26/16	1,390,000	1,402,192

		$8,752,894

Retailers – 0.2%
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	$1,593,000	$1,575,087

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc., 2%, 8/02/16	$736,000	$755,486
Ecolab, Inc., 1%, 8/09/15	3,025,000	3,034,317
Ecolab, Inc., 3%, 12/08/16	1,850,000	1,938,563

		$5,728,366

Supranational – 0.5%
International Bank for Reconstruction and Development, 0.5%, 4/15/16	$4,850,000	$4,849,137

Telecommunications – Wireless – 0.6%
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	$1,900,000	$1,855,897
Crown Castle Towers LLC, 4.523%, 1/15/15 (n)	545,000	557,478
Crown Castle Towers LLC, 3.214%, 8/15/15 (n)	3,000,000	3,053,952

		$5,467,327

Tobacco – 0.1%
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	$1,441,000	$1,429,458

Transportation – Services – 0.7%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$3,000,000	$3,094,722
United Parcel Service, Inc., 1.125%, 10/01/17	3,175,000	3,152,969

		$6,247,691

U.S. Government Agencies and Equivalents – 1.4%
National Credit Union Administration, 1.84%, 10/07/20	$218,374	$220,172

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
National Credit Union Administration, FRN, 0.525%, 11/06/17	$1,601,817	$1,605,339
National Credit Union Administration, FRN, 0.555%, 3/11/20	2,812,662	2,822,770
National Credit Union Administration, FRN, 0.535%, 4/06/20	1,762,592	1,765,828
National Credit Union Administration, FRN, 0.535%, 5/07/20	1,014,525	1,015,595
National Credit Union Administration, FRN, 0.605%, 10/07/20	849,626	854,619
National Credit Union Administration, FRN, 0.502%, 12/07/20	1,213,450	1,215,052
Private Export Funding Corp., 1.875%, 7/15/18	3,440,000	3,458,899

		$12,958,274

Utilities – Electric Power – 4.0%
DTE Energy Co., 7.625%, 5/15/14	$3,400,000	$3,428,189
Duke Energy Indiana, Inc., FRN, 0.591%, 7/11/16	1,150,000	1,149,491
Enel Finance International S.A., 3.875%, 10/07/14 (n)	2,000,000	2,030,736
Enel Finance International S.A., 6.25%, 9/15/17 (n)	680,000	769,318
Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (n)	3,000,000	3,039,240
ITC Holdings Corp., 5.875%, 9/30/16 (n)	1,450,000	1,591,102
NextEra Energy Capital Co., 1.2%, 6/01/15	3,000,000	3,013,830
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	1,450,000	1,460,533
PG&E Corp., 2.4%, 3/01/19	2,129,000	2,115,142
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	3,475,000	3,650,067
Sierra Pacific Power Co., 6%, 5/15/16	3,450,000	3,822,659
Southern Co., 4.15%, 5/15/14	1,400,000	1,406,145
Southern Co., 2.45%, 9/01/18	3,000,000	3,042,528
Virginia Electric and Power Co., 1.2%, 1/15/18	2,790,000	2,731,882
Wisconsin Electric Power, 6%, 4/01/14	3,875,000	3,875,000

		$37,125,862

Total Bonds		$879,547,168

MONEY MARKET FUNDS – 6.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	56,416,985	$56,416,985

Total Investments		$935,964,153

OTHER ASSETS, LESS LIABILITIES – 0.2%		1,702,300

Net Assets – 100.0%		$937,666,453

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $243,010,732, representing 25.9% of net assets.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Commonwealth Bank of Australia, FRN, 0.593%, 3/13/17	3/05/14	$2,160,000	$2,159,987
Education Loan Asset-Backed Trust, “A-1”, FRN, 0.604%, 6/25/22	9/19/12	2,082,166	2,085,056
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.870%, 9/20/19	2/11/14	3,809,837	3,806,784
Kingdom of Denmark, 0.875%, 3/20/17	3/11/14	4,236,651	4,253,509
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.274%, 3/15/45	3/13/14	1,980,000	1,980,135
Nordea Bank AB, FRN, 0.590%, 4/04/17	3/31/14	1,730,000	1,730,000
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	487,000	498,688
Total Restricted Securities			$16,514,159
% of Net assets			1.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 3/31/14

Futures Contracts at 3/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	335	$39,849,297	June - 2014	$334,843

At March 31, 2014, the fund had liquid securities with an aggregate value of $352,823 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$12,958,274	$—	$12,958,274
Non-U.S. Sovereign Debt	—	72,922,668	—	72,922,668
Municipal Bonds	—	25,574,485	—	25,574,485
U.S. Corporate Bonds	—	368,814,957	—	368,814,957
Residential Mortgage-Backed Securities	—	42,444,449	—	42,444,449
Commercial Mortgage-Backed Securities	—	8,057,425	—	8,057,425
Asset-Backed Securities (including CDOs)	—	102,928,646	—	102,928,646
Foreign Bonds	—	245,846,264	—	245,846,264
Mutual Funds	56,416,985	—	—	56,416,985
Total Investments	$56,416,985	$879,547,168	$—	$935,964,153

Other Financial Instruments
Futures Contracts	$334,843	$—	$—	$334,843

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$930,319,015
Gross unrealized appreciation	6,972,056
Gross unrealized depreciation	(1,326,918)
Net unrealized appreciation (depreciation)	$5,645,138

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,316,082	81,476,895	(49,375,992)	56,416,985

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,194	$56,416,985

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United States	65.0%
United Kingdom	4.9%
Australia	3.7%
Norway	3.6%
Netherlands	3.5%
France	3.3%
Canada	2.8%
Japan	2.7%
Sweden	2.6%
Other Countries	7.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

March 31, 2014

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class (a)	10,366,481	$111,439,671
MFS Global Real Estate Portfolio –Initial Class	5,276,454	67,907,960
MFS Government Securities Portfolio – Initial Class	17,255,379	222,766,944
MFS Growth Series – Initial Class	5,074,361	197,849,344
MFS High Yield Portfolio – Initial Class	17,347,861	111,893,701
MFS Inflation-Adjusted Bond Portfolio – Initial Class	10,884,367	112,000,140
MFS International Growth Portfolio – Initial Class	4,631,509	67,712,658
MFS International Value Portfolio – Initial Class	3,066,830	67,684,928
MFS Limited Maturity Portfolio – Initial Class	8,601,864	89,115,311
MFS Mid Cap Growth Series – Initial Class	17,090,140	154,665,771
MFS Mid Cap Value Portfolio – Initial Class	15,252,636	158,627,411

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	1,542,254	$33,035,089
MFS New Discovery Value Portfolio – Initial Class	2,738,072	33,815,188
MFS Research Bond Series – Initial Class	19,983,051	267,972,708
MFS Research International Portfolio – Initial Class	9,856,060	157,795,524
MFS Research Series – Initial Class	6,147,407	178,643,661
MFS Value Series – Initial Class	10,425,228	203,604,705

Total Underlying Affiliated Funds		$2,236,530,714

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	947,049	$947,049

Total Investments		$2,237,477,763

OTHER ASSETS, LESS LIABILITIES – 0.0%		944,637

Net Assets – 100.0%		$2,238,422,400

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,237,477,763	$—	$—	$2,237,477,763

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,958,003,233
Gross unrealized appreciation	301,679,240
Gross unrealized depreciation	(22,204,710)
Net unrealized appreciation (depreciation)	$279,474,530

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	10,415,734	117,450	(166,703)	10,366,481
MFS Global Real Estate Portfolio	5,334,590	14,168	(72,304)	5,276,454
MFS Government Securities Portfolio	17,111,780	292,131	(148,532)	17,255,379
MFS Growth Series	5,104,948	48,594	(79,181)	5,074,361
MFS High Yield Portfolio	17,424,880	120,042	(197,061)	17,347,861
MFS Inflation-Adjusted Bond Portfolio	10,882,484	147,367	(145,484)	10,884,367
MFS Institutional Money Market Portfolio	1,689,823	38,390,073	(39,132,847)	947,049
MFS International Growth Portfolio	4,527,618	120,186	(16,295)	4,631,509
MFS International Value Portfolio	3,054,205	40,760	(28,135)	3,066,830
MFS Limited Maturity Portfolio	8,469,239	189,213	(56,588)	8,601,864
MFS Mid Cap Growth Series	17,250,923	165,058	(325,841)	17,090,140
MFS Mid Cap Value Portfolio	15,452,866	74,511	(274,741)	15,252,636
MFS New Discovery Series	1,516,163	46,998	(20,907)	1,542,254
MFS New Discovery Value Portfolio	2,742,947	49,910	(54,785)	2,738,072
MFS Research Bond Series	19,910,826	278,503	(206,278)	19,983,051
MFS Research International Portfolio	9,696,444	227,471	(67,855)	9,856,060
MFS Research Series	6,173,522	23,345	(49,460)	6,147,407
MFS Value Series	10,363,058	170,486	(108,316)	10,425,228

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(70,425)	$—	$—	$111,439,671
MFS Global Real Estate Portfolio	(35,068)	—	—	67,907,960
MFS Government Securities Portfolio	(90,213)	—	—	222,766,944
MFS Growth Series	669,004	—	—	197,849,344
MFS High Yield Portfolio	(17,876)	—	—	111,893,701
MFS Inflation-Adjusted Bond Portfolio	(178,986)	—	—	947,049
MFS Institutional Money Market Portfolio	—	—	502	112,000,140
MFS International Growth Portfolio	820	—	—	67,712,658
MFS International Value Portfolio	36,607	—	—	67,684,928
MFS Limited Maturity Portfolio	490	—	—	89,115,311
MFS Mid Cap Growth Series	645,441	—	—	154,665,771
MFS Mid Cap Value Portfolio	273,689	—	—	158,627,411
MFS New Discovery Series	20,179	—	—	33,035,089
MFS New Discovery Value Portfolio	34,709	—	—	33,815,188
MFS Research Bond Series	(197,445)	—	—	267,972,708
MFS Research International Portfolio	34,348	—	—	157,795,524
MFS Research Series	104,015	—	—	178,643,661
MFS Value Series	70,133	—	—	203,604,705

	$1,299,422	$—	$502	$2,237,477,763

4

QUARTERLY REPORT

March 31, 2014

MFS® MID CAP VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 1.1%
MTU Aero Engines Holding AG	23,060	$2,143,108
Triumph Group, Inc.	30,470	1,967,753

		$4,110,861

Airlines – 1.6%
Alaska Air Group, Inc.	22,530	$2,102,272
Delta Air Lines, Inc.	75,330	2,610,185
United Continental Holdings, Inc. (a)	28,790	1,284,898

		$5,997,355

Apparel Manufacturers – 1.6%
Hanesbrands, Inc.	26,780	$2,048,132
PVH Corp.	19,167	2,391,467
VF Corp.	29,138	1,803,059

		$6,242,658

Automotive – 1.8%
Delphi Automotive PLC	52,700	$3,576,222
TRW Automotive Holdings Corp. (a)	42,110	3,437,018

		$7,013,240

Broadcasting – 0.7%
Interpublic Group of Companies, Inc.	158,510	$2,716,861

Brokerage & Asset Managers – 2.6%
Affiliated Managers Group, Inc. (a)	13,169	$2,634,458
Evercore Partners, Inc.	21,880	1,208,870
NASDAQ OMX Group, Inc.	101,351	3,743,906
TD Ameritrade Holding Corp.	68,940	2,340,513

		$9,927,747

Business Services – 1.8%
Brenntag AG	12,159	$2,255,501
Fidelity National Information Services, Inc.	56,750	3,033,288
Serco Group PLC	230,247	1,616,035

		$6,904,824

Cable TV – 0.2%
Dish Network Corp., “A” (a)	12,280	$763,939

Chemicals – 0.7%
Celanese Corp.	50,590	$2,808,249

Computer Software – 0.5%
Symantec Corp.	101,940	$2,035,742

Computer Software – Systems – 3.1%
Ingram Micro, Inc., “A” (a)	82,710	$2,444,906
NCR Corp. (a)	77,010	2,814,716
NICE Systems Ltd., ADR	65,480	2,924,337
Xerox Corp.	338,900	3,829,570

		$12,013,529

Construction – 1.0%
Stanley Black & Decker, Inc.	47,450	$3,854,838

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 2.2%
International Flavors & Fragrances, Inc.	22,620	$2,164,055
Newell Rubbermaid, Inc.	146,470	4,379,453
Sensient Technologies Corp.	34,660	1,955,171

		$8,498,679

Consumer Services – 0.9%
DeVry, Inc.	55,210	$2,340,352
ITT Educational Services, Inc. (a)	38,410	1,101,599

		$3,441,951

Containers – 2.5%
Crown Holdings, Inc. (a)	95,520	$4,273,565
Greif, Inc., “A”	33,830	1,775,737
Owens-Illinois, Inc. (a)	53,510	1,810,243
Silgan Holdings, Inc.	35,900	1,777,768

		$9,637,313

Electrical Equipment – 2.6%
Pentair Ltd.	33,110	$2,626,947
Sensata Technologies Holding B.V. (a)	45,640	1,946,090
Tyco International Ltd.	76,780	3,255,472
WESCO International, Inc. (a)	28,400	2,363,448

		$10,191,957

Electronics – 3.5%
Altera Corp.	77,470	$2,807,513
Analog Devices, Inc.	37,620	1,999,127
Avago Technologies Ltd.	23,870	1,537,467
Microchip Technology, Inc.	65,190	3,113,474
NXP Semiconductors N.V. (a)	49,020	2,882,866
Ultratech, Inc. (a)	38,120	1,112,723

		$13,453,170

Energy – Independent – 5.1%
Cabot Oil & Gas Corp.	59,090	$2,001,969
Cimarex Energy Co.	15,210	1,811,663
CONSOL Energy, Inc.	65,570	2,619,522
Energen Corp.	23,890	1,930,551
EQT Corp.	27,860	2,701,584
Noble Energy, Inc.	41,669	2,960,166
PDC Energy, Inc. (a)	39,030	2,430,008
Peabody Energy Corp.	64,890	1,060,303
SM Energy Co.	29,910	2,132,284

		$19,648,050

Entertainment – 0.2%
CBS Outdoor Americas, Inc. (a)	29,940	$875,745

Food & Beverages – 4.6%
Bunge Ltd.	38,390	$3,052,389
Coca-Cola Enterprises, Inc.	56,810	2,713,246
Dr Pepper Snapple Group, Inc.	40,540	2,207,808
Ingredion, Inc.	41,090	2,797,407
J.M. Smucker Co.	31,140	3,028,054

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Pinnacle Foods, Inc.	75,560	$2,256,222
Tate & Lyle PLC	160,760	1,788,974

		$17,844,100

Food & Drug Stores – 0.5%
Empire Co. Ltd.	29,610	$1,812,491

Gaming & Lodging – 0.6%
Wynn Resorts Ltd.	10,132	$2,250,824

General Merchandise – 0.7%
Kohl’s Corp.	46,790	$2,657,672

Insurance – 7.7%
Allied World Assurance Co.	24,760	$2,554,984
Aon PLC	34,050	2,869,734
Everest Re Group Ltd.	18,146	2,777,245
Genworth Financial, Inc. (a)	75,860	1,344,998
Hanover Insurance Group, Inc.	29,830	1,832,755
Hartford Financial Services Group, Inc.	39,150	1,380,821
HCC Insurance Holdings, Inc.	59,680	2,714,843
Lincoln National Corp.	69,730	3,533,219
Protective Life Corp.	41,780	2,197,210
Symetra Financial Corp.	87,520	1,734,646
Third Point Reinsurance Ltd. (a)	99,140	1,571,369
Unum Group	76,630	2,705,805
Validus Holdings Ltd.	73,700	2,779,227

		$29,996,856

Leisure & Toys – 0.9%
Hasbro, Inc.	21,140	$1,175,807
Mattel, Inc.	60,810	2,439,089

		$3,614,896

Machinery & Tools – 4.4%
Allison Transmission Holdings, Inc.	90,550	$2,711,067
Cummins, Inc.	17,647	2,629,227
Eaton Corp. PLC	40,760	3,061,891
Joy Global, Inc.	32,280	1,872,240
Kennametal, Inc.	40,070	1,775,101
Regal Beloit Corp.	33,360	2,425,606
SPX Corp.	27,240	2,677,964

		$17,153,096

Major Banks – 3.7%
Comerica, Inc.	57,060	$2,955,708
Huntington Bancshares, Inc.	370,560	3,694,483
KeyCorp	250,170	3,562,421
Regions Financial Corp.	199,190	2,213,001
State Street Corp.	27,680	1,925,144

		$14,350,757

Medical & Health Technology & Services – 2.0%
AmerisourceBergen Corp.	50,170	$3,290,650
Quest Diagnostics, Inc.	48,450	2,806,224
Universal Health Services, Inc.	20,320	1,667,662

		$7,764,536

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 4.6%
CareFusion Corp. (a)	67,920	$2,731,742
Cooper Cos., Inc.	19,851	2,726,733
DENTSPLY International, Inc.	54,330	2,501,353
PerkinElmer, Inc.	100,030	4,507,352
St. Jude Medical, Inc.	38,350	2,507,707
Teleflex, Inc.	27,050	2,900,842

		$17,875,729

Metals & Mining – 0.7%
GrafTech International Ltd. (a)	124,020	$1,354,298
Iluka Resources Ltd.	159,261	1,463,694

		$2,817,992

Natural Gas – Distribution – 2.1%
AGL Resources, Inc.	44,670	$2,187,043
NiSource, Inc.	56,560	2,009,577
NorthWestern Corp.	34,640	1,642,975
Spectra Energy Corp.	66,040	2,439,518

		$8,279,113

Natural Gas – Pipeline – 0.4%
QEP Midstream Partners LP	71,360	$1,668,397

Oil Services – 2.8%
C&J Energy Services, Inc. (a)	56,280	$1,641,125
Cameron International Corp. (a)	49,050	3,029,819
Dresser-Rand Group, Inc. (a)	36,450	2,129,045
Ensco PLC, “A”	47,220	2,492,272
Noble Corp. PLC	47,260	1,547,292

		$10,839,553

Other Banks & Diversified Financials – 5.6%
BB&T Corp.	109,480	$4,397,812
Discover Financial Services	62,030	3,609,526
Fifth Third Bancorp	149,530	3,431,714
M&T Bank Corp.	19,336	2,345,457
PrivateBancorp, Inc.	54,250	1,655,168
SunTrust Banks, Inc.	63,150	2,512,739
TCF Financial Corp.	225,610	3,758,663

		$21,711,079

Pharmaceuticals – 2.4%
Endo International PLC (a)	40,130	$2,754,925
Hospira, Inc. (a)	60,580	2,620,085
Impax Laboratories, Inc. (a)	49,380	1,304,620
Valeant Pharmaceuticals International, Inc. (a)	20,830	2,746,019

		$9,425,649

Real Estate – 4.6%
Annaly Mortgage Management, Inc., REIT	135,950	$1,491,372
Big Yellow Group PLC, REIT	143,500	1,307,425
Corporate Office Properties Trust, REIT	113,010	3,010,586
DDR Corp., REIT	136,030	2,241,774
EPR Properties, REIT	47,160	2,517,872
Equity Lifestyle Properties, Inc., REIT	41,700	1,695,105

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mid-America Apartment Communities, Inc., REIT	39,740	$2,713,050
Plum Creek Timber Co. Inc., REIT	67,530	2,838,961

		$17,816,145

Specialty Chemicals – 3.9%
Akzo Nobel N.V.	41,851	$3,414,966
Albemarle Corp.	32,940	2,187,875
FMC Corp.	40,760	3,120,586
Rockwood Holdings, Inc.	29,580	2,200,752
Symrise AG	29,659	1,481,573
Valspar Corp.	37,050	2,672,046

		$15,077,798

Specialty Stores – 3.8%
ANN, Inc. (a)	35,050	$1,453,874
AutoZone, Inc. (a)	4,438	2,383,650
Bed Bath & Beyond, Inc. (a)	33,270	2,288,976
Best Buy Co., Inc.	94,660	2,499,971
Children’s Place Retail Stores, Inc.	29,880	1,488,323
Sally Beauty Holdings, Inc. (a)	73,180	2,005,132
Staples, Inc.	231,640	2,626,798

		$14,746,724

Telephone Services – 2.2%
COLT Telecom Group S.A. (a)	516,545	$1,272,792
Frontier Communications Corp.	570,110	3,249,627
Quebecor, Inc., “B”	73,390	1,792,429
Windstream Holdings, Inc. (l)	260,540	2,146,850

		$8,461,698

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 0.7%
Lorillard, Inc.	48,180	$2,605,574

Trucking – 0.4%
Swift Transportation Co. (a)	68,930	$1,706,018

Utilities – Electric Power – 6.3%
AES Corp.	183,180	$2,615,810
Calpine Corp. (a)	80,300	1,679,073
CenterPoint Energy, Inc.	49,470	1,171,944
CMS Energy Corp.	118,500	3,469,680
DTE Energy Co.	34,610	2,571,177
Great Plains Energy, Inc.	91,920	2,485,517
Northeast Utilities	82,690	3,762,395
NRG Energy, Inc.	37,009	1,176,886
Portland General Electric Co.	54,680	1,768,351
Public Service Enterprise Group, Inc.	96,950	3,697,673

		$24,398,506

Total Common Stocks		$385,011,911

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	4,838,921	$4,838,921

COLLATERAL FOR SECURITIES LOANED – 0.0%
Navigator Securities Lending Prime Portfolio, 0.2%, at Net Asset Value (j)	14,442	$14,442

Total Investments		$389,865,274

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(2,049,881)

Net Assets – 100.0%		$387,815,393

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$385,011,911	$—	$—	$385,011,911
Mutual Funds	4,853,363	—	—	4,853,363
Total Investments	$389,865,274	$—	$—	$389,865,274

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$305,898,961
Gross unrealized appreciation	86,648,000
Gross unrealized depreciation	(2,681,687)
Net unrealized appreciation (depreciation)	$83,966,313

4

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,309,015	41,651,679	(39,121,773)	4,838,921

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,135	$4,838,921

5

QUARTERLY REPORT

March 31, 2014

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Entertainment – 0.5%
CBS Outdoor Americas, Inc. (a)	44,160	$1,291,680

Medical & Health Technology & Services – 0.8%
Capital Senior Living Corp. (a)	80,250	$2,085,698

Real Estate – 97.0%
Advance Residence Investment Corp., REIT	1,262	$2,687,474
Alexandria Real Estate Equities, Inc., REIT	73,075	5,302,322
Ascendas India Trust, IEU	8,202,000	5,020,701
Atrium European Real Estate Ltd.	849,494	4,792,399
AvalonBay Communities, Inc., REIT	65,791	8,639,674
Big Yellow Group PLC, REIT	622,138	5,668,284
Boston Properties, Inc., REIT	57,474	6,582,497
BR Malls Participacoes S.A.	388,823	3,355,291
British Land Co. PLC, REIT	325,410	3,547,998
CapitaCommercial Trust, REIT	5,771,000	6,812,891
Concentradora Fibra Danhos S.A. de C.V., REIT	669,000	1,362,545
Corio N.V., REIT	190,554	8,707,677
Corporate Office Properties Trust, REIT	146,971	3,915,307
DDR Corp., REIT	192,573	3,173,603
Digital Realty Trust, Inc., REIT	98,074	5,205,768
EastGroup Properties, Inc., REIT	43,328	2,725,764
Equity Lifestyle Properties, Inc., REIT	161,454	6,563,105
Federal Realty Investment Trust, REIT	35,163	4,033,899
Hang Lung Properties Ltd.	1,314,944	3,780,475
Henderson Land Development Co. Ltd.	947,229	5,525,960
Home Properties, Inc., REIT	74,458	4,476,415
Host Hotels & Resorts, Inc., REIT	354,237	7,169,757
Intu Properties PLC, REIT	256,840	1,207,498
Kenedix Office Investment Corp., REIT	916	4,543,836
Kennedy-Wilson Holdings, Inc. (a)	32,200	558,295
Lar Espana Real Estate Socimi S.A. (a)	95,270	1,362,361
LEG Immobilien AG (a)	35,510	2,329,097
Link REIT	996,764	4,902,539
LondonMetric Property PLC, REIT	673,440	1,590,902
Macquarie Mexico Real Estate S.A. de C.V., REIT	619,000	1,160,669
Medical Properties Trust, Inc., REIT	161,919	2,070,944
Mid-America Apartment Communities, Inc., REIT	87,100	5,946,317
Mitsubishi Estate Co. Ltd.	370,069	8,769,934
Mitsui Fudosan Co. Ltd.	351,075	10,710,993
Multiplan Empreendimentos Imobiliarios S.A.	172,500	3,681,115

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
National Health Investors, Inc., REIT	62,280	$3,765,449
NTT Urban Development Corp.	463,500	4,364,889
Plum Creek Timber Co. Inc., REIT	132,610	5,574,924
Public Storage, Inc., REIT	51,353	8,652,467
Quintain Estates & Development PLC (a)	1,315,039	2,258,138
Retail Opportunity Investment Corp., REIT	188,430	2,815,144
Rexford Industrial Realty, Inc., REIT	189,480	2,686,826
SEGRO PLC, REIT	576,709	3,192,049
Simon Property Group, Inc., REIT	82,949	13,603,636
Stockland, IEU	1,829,964	6,364,160
Sun Hung Kai Properties Ltd.	441,433	5,406,580
TAG Immobilien AG	164,480	2,039,362
Tanger Factory Outlet Centers, Inc., REIT	133,582	4,675,370
Unibail-Rodamco, REIT (a)	27,919	7,250,200
Ventas, Inc., REIT	94,045	5,696,306
Vornado Realty Trust, REIT	89,845	8,855,123
Westfield Group, REIT	511,132	4,858,746
Weyerhaeuser Co., REIT	189,755	5,569,309

		$255,512,984

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	31,950	$2,615,749

Total Common Stocks		$261,506,111

CLOSED-END FUND – 0.3%
Real Estate – 0.3%
Kennedy Wilson Europe Real Estate PLC (a)	43,600	$755,953

	Strike Price		First Exercise
RIGHTS – 0.1%
Real Estate – 0.1%
Intu Properties PLC, REIT (7 shares for 2 rights) (a)	GBP	1.80	3/31/13	73,382	$116,222

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	864,377	$864,377

Total Investments		$263,242,663

OTHER ASSETS, LESS LIABILITIES – 0.0%		99,251

Net Assets – 100.0%		$263,341,914

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit

PLC	Public Limited Company

REIT	Real Estate Investment Trust

1

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$262,378,286	$—	$—	$262,378,286
Mutual Funds	864,377	—	—	864,377
Total Investments	$263,242,663	$—	$—	$263,242,663

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $25,979,714 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$229,631,035
Gross unrealized appreciation	37,290,646
Gross unrealized depreciation	(3,679,018)
Net unrealized appreciation (depreciation)	$33,611,628

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,742,543	14,055,912	(15,934,078)	864,377

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$375	$864,377

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United States	51.1%
Japan	11.8%
Hong Kong	7.4%
United Kingdom	7.2%
Singapore	4.5%
Australia	4.3%
Netherlands	3.3%
France	2.8%
Brazil	2.7%
Other Countries	4.9%

4

QUARTERLY REPORT

March 31, 2014

MFS® BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 1.9%
AAR Corp.	37,360	$969,492
Ducommun, Inc. (a)	27,900	699,174
Engility Holdings, Inc. (a)	25,780	1,161,389

		$2,830,055

Apparel Manufacturers – 1.3%
Guess?, Inc.	50,970	$1,406,772
Hanesbrands, Inc.	6,460	494,061

		$1,900,833

Automotive – 0.6%
Tower International, Inc. (a)	33,270	$905,609

Biotechnology – 2.9%
Affymetrix, Inc. (a)	125,880	$897,524
Emergent BioSolutions, Inc. (a)	45,040	1,138,161
Enanta Pharmaceuticals, Inc. (a)	6,670	266,733
Luminex Corp. (a)	25,560	462,892
MiMedx Group, Inc. (a)	204,350	1,252,666
Questcor Pharmaceuticals, Inc.	3,810	247,383

		$4,265,359

Brokerage & Asset Managers – 1.3%
Evercore Partners, Inc.	11,400	$629,850
GAIN Capital Holdings, Inc.	30,550	330,246
GFI Group, Inc.	256,610	910,966

		$1,871,062

Business Services – 2.6%
Barrett Business Services, Inc.	4,570	$272,235
Forrester Research, Inc.	24,430	875,816
G&K Services, Inc., “A”	2,152	131,638
Jones Lang LaSalle, Inc.	9,040	1,071,240
RPX Corp. (a)	42,800	696,784
Sykes Enterprises, Inc. (a)	37,510	745,324

		$3,793,037

Chemicals – 0.6%
Huntsman Corp.	36,960	$902,563

Computer Software – 4.3%
Aspen Technology, Inc. (a)	23,180	$981,905
CommVault Systems, Inc. (a)	27,210	1,767,290
PTC, Inc. (a)	58,700	2,079,741
Qlik Technologies, Inc. (a)	25,660	682,299
TIBCO Software, Inc. (a)	45,030	915,010

		$6,426,245

Computer Software – Systems – 7.1%
CACI International, Inc., “A” (a)	13,290	$980,802
Fleetmatics Group PLC (a)	43,690	1,461,431
Ingram Micro, Inc., “A” (a)	59,400	1,755,864
Insight Enterprises, Inc. (a)	35,240	884,876
Pegasystems, Inc.	21,310	752,669
Premiere Global Services, Inc. (a)	64,940	783,176

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
SS&C Technologies Holdings, Inc. (a)	41,700	$1,668,834
SYNNEX Corp. (a)	2,290	138,797
Tech Data Corp. (a)	11,220	683,971
Vantiv, Inc., “A” (a)	47,180	1,425,780

		$10,536,200

Construction – 3.7%
Eagle Materials, Inc.	16,410	$1,454,911
Lennox International, Inc.	19,200	1,745,472
Patrick Industries, Inc. (a)	18,420	816,559
PGT, Inc. (a)	71,090	818,246
Pool Corp.	11,290	692,303

		$5,527,491

Consumer Products – 0.6%
USANA Health Sciences, Inc. (a)	11,050	$832,507

Consumer Services – 3.1%
Grand Canyon Education, Inc. (a)	29,720	$1,387,924
HomeAway, Inc. (a)	47,630	1,794,222
ITT Educational Services, Inc. (a)	50,960	1,461,533

		$4,643,679

Electrical Equipment – 0.6%
Smith & Wesson Holding Corp. (a)(l)	66,310	$969,452

Electronics – 4.2%
Benchmark Electronics, Inc. (a)	21,770	$493,091
Jabil Circuit, Inc.	69,200	1,245,600
M/A-COM Technology Solutions Holdings, Inc. (a)	23,040	473,472
MaxLinear, Inc., “A” (a)	160,959	1,525,891
OmniVision Technologies, Inc. (a)	48,970	866,769
Sanmina Corp. (a)	51,230	893,964
Silicon Laboratories, Inc. (a)	3,520	183,920
Ultratech, Inc. (a)	5,560	162,296
Vishay Intertechnology, Inc.	20,440	304,147

		$6,149,150

Energy – Independent – 4.1%
Alon USA Energy, Inc.	36,340	$542,920
Athlon Energy, Inc. (a)	50,030	1,773,564
Clayton Williams Energy, Inc. (a)	13,830	1,562,928
CVR Energy, Inc.	15,680	662,480
Delek U.S. Holdings, Inc.	20,380	591,835
Western Refining Co. LP	25,110	969,246

		$6,102,973

Entertainment – 2.1%
Carmike Cinemas, Inc. (a)	70,240	$2,097,366
Cinemark Holdings, Inc.	4,230	122,712
TiVo, Inc. (a)	63,400	838,782

		$3,058,860

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 1.3%
Chiquita Brands International, Inc. (a)	72,310	$900,260
Pilgrim’s Pride Corp. (a)	49,720	1,040,142

		$1,940,402

Food & Drug Stores – 1.0%
Spartan Stores, Inc.	36,260	$841,595
SUPERVALU, Inc. (a)	102,850	703,494

		$1,545,089

Forest & Paper Products – 0.6%
Domtar Corp.	1,640	$184,041
Resolute Forest Products, Inc. (a)	32,550	653,930

		$837,971

Gaming & Lodging – 0.5%
Global Cash Access Holdings, Inc. (a)	99,910	$685,383

Health Maintenance Organizations – 0.8%
Centene Corp. (a)	15,890	$989,153
Molina Healthcare, Inc. (a)	3,620	135,967

		$1,125,120

Insurance – 4.8%
Assurant, Inc.	21,740	$1,412,230
Hanover Insurance Group, Inc.	12,300	755,712
HCI Group, Inc.	23,240	845,936
Protective Life Corp.	18,880	992,899
Symetra Financial Corp.	50,080	992,586
Third Point Reinsurance Ltd. (a)	48,000	760,800
United Fire Group, Inc.	7,230	219,431
Validus Holdings Ltd.	31,110	1,173,158

		$7,152,752

Internet – 2.2%
AOL, Inc. (a)	13,150	$575,576
Demand Media, Inc. (a)	24,550	119,068
Lionbridge Technologies, Inc. (a)	131,020	879,144
Shutterstock, Inc. (a)	10,650	773,297
Stamps.com, Inc. (a)	25,360	851,082

		$3,198,167

Leisure & Toys – 1.5%
Brunswick Corp.	47,690	$2,159,880

Machinery & Tools – 4.2%
Allison Transmission Holdings, Inc.	42,480	$1,271,851
Columbus McKinnon Corp. (a)	67,720	1,814,219
Herman Miller, Inc.	48,730	1,565,695
Kadant, Inc.	3,910	142,598
Kennametal, Inc.	7,240	320,732
Park-Ohio Holdings Corp. (a)	19,230	1,079,765

		$6,194,860

Medical & Health Technology & Services – 2.0%
Addus Homecare Corp. (a)	12,760	$294,118
Gentiva Health Services, Inc. (a)	67,460	615,235
Kindred Healthcare, Inc.	51,030	1,195,123
PharMerica Corp. (a)	31,370	877,733

		$2,982,209

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 5.6%
AtriCure, Inc. (a)	76,400	$1,437,084
DexCom, Inc. (a)	49,380	2,042,357
Invacare Corp.	40,670	775,577
Natus Medical, Inc. (a)	18,940	488,652
NxStage Medical, Inc. (a)	97,910	1,247,373
PhotoMedex, Inc. (a)	54,350	860,361
Sirona Dental Systems, Inc. (a)	2,590	193,395
Symmetry Medical, Inc. (a)	46,240	465,174
Tornier N.V. (a)	33,380	708,324

		$8,218,297

Metals & Mining – 1.9%
AK Steel Holding Corp. (a)	121,120	$874,486
Olympic Steel, Inc.	25,320	726,684
U.S. Silica Holdings, Inc.	25,880	987,840
United States Steel Corp.	7,170	197,964

		$2,786,974

Natural Gas – Distribution – 0.1%
Atmos Energy Corp.	3,050	$143,747

Network & Telecom – 0.8%
InterDigital, Inc.	10,810	$357,919
Voxx International Corp. (a)	60,630	829,418

		$1,187,337

Oil Services – 2.6%
Basic Energy Services, Inc. (a)	81,760	$2,241,042
Furmanite Corp. (a)	48,830	479,511
Willbros Group, Inc. (a)	91,830	1,158,895

		$3,879,448

Other Banks & Diversified Financials – 8.1%
BancorpSouth, Inc.	81,650	$2,037,984
Customers Bancorp, Inc. (a)	36,630	764,468
East West Bancorp, Inc.	12,000	438,000
First Interstate BancSystem, Inc.	64,992	1,834,074
Metro Bancorp, Inc. (a)	8,258	174,574
Nelnet, Inc., “A”	19,810	810,229
Ocwen Financial Corp. (a)	13,370	523,837
Popular, Inc. (a)	24,940	772,891
PrivateBancorp, Inc.	69,370	2,116,479
United Community Banks, Inc. (a)	44,690	867,433
ViewPoint Financial Group	15,620	450,637
Western Alliance Bancorp. (a)	45,430	1,117,578

		$11,908,184

Pharmaceuticals – 1.8%
Alere, Inc. (a)	41,180	$1,414,533
Anika Therapeutics, Inc. (a)	15,510	637,461
Impax Laboratories, Inc. (a)	9,870	260,765
Lannett Co., Inc. (a)	8,160	291,475

		$2,604,234

Printing & Publishing – 1.6%
Arc Document Solutions, Inc. (a)	97,120	$722,573
Quad/Graphics, Inc.	34,000	797,300

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – continued
R.R. Donnelley & Sons Co.	46,110	$825,369

		$2,345,242

Real Estate – 5.8%
Altisource Residential Corp.	15,920	$502,435
Ashford Hospitality Prime, REIT	12,070	182,498
Ashford Hospitality Trust, REIT	60,330	679,919
Hilltop Holdings, Inc. (a)	34,930	830,985
Home Properties, Inc., REIT	17,090	1,027,451
Medical Properties Trust, Inc., REIT	98,700	1,262,373
Mid-America Apartment Communities, Inc., REIT	16,210	1,106,657
Potlatch Corp., REIT	27,260	1,054,689
RLJ Lodging Trust, REIT	36,100	965,314
Tanger Factory Outlet Centers, Inc., REIT	29,200	1,022,000

		$8,634,321

Restaurants – 0.3%
Jack in the Box, Inc. (a)	3,300	$194,502
Red Robin Gourmet Burgers, Inc. (a)	2,920	209,306

		$403,808

Specialty Chemicals – 2.5%
A. Schulman, Inc.	16,520	$599,015
Andersons, Inc.	20,010	1,185,392
Green Plains Renewable Energy, Inc.	47,370	1,419,205
REX American Resources Corp. (a)	9,720	554,526

		$3,758,138

Specialty Stores – 2.0%
ANN, Inc. (a)	13,730	$569,520
Big 5 Sporting Goods Corp.	38,260	614,073
Children’s Place Retail Stores, Inc.	27,750	1,382,228
hhgregg, Inc. (a)	42,680	410,155

		$2,975,976

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 1.6%
Cbeyond, Inc. (a)	77,050	$558,613
Frontier Communications Corp.	128,570	732,849
Inteliquent, Inc.	70,010	1,017,245

		$2,308,707

Tobacco – 0.5%
Schweitzer-Mauduit International, Inc.	16,210	$690,384

Trucking – 2.2%
Atlas Air Worldwide Holdings, Inc. (a)	12,620	$445,107
Celadon Group, Inc.	33,230	798,849
Swift Transportation Co. (a)	83,500	2,066,625

		$3,310,581

Utilities – Electric Power – 1.5%
Black Hills Corp.	5,590	$322,254
PNM Resources, Inc.	43,510	1,176,075
Portland General Electric Co.	21,500	695,310

		$2,193,639

Utilities – Water – 0.5%
American States Water Co.	21,460	$692,943

Total Common Stocks		$146,578,868

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,284,222	$1,284,222

COLLATERAL FOR SECURITIES LOANED – 0.5%
Navigator Securities Lending Prime Portfolio, 0.2%, at Net Asset Value (j)	713,989	$713,989

Total Collateral for Securities Loaned		$713,989

Total Investments		$148,577,079

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(975,584)

Net Assets – 100.0%		$147,601,495

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$146,578,868	$—	$—	$146,578,868
Mutual Funds	1,998,211	—	—	1,998,211
Total Investments	$148,577,079	$—	$—	$148,577,079

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$114,503,073
Gross unrealized appreciation	36,749,658
Gross unrealized depreciation	(2,675,652)
Net unrealized appreciation (depreciation)	$34,074,006

4

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,168,618	7,725,986	(7,610,382)	1,284,222

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$241	$1,284,222

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 13, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2014

*	Print name and title of each signing officer under his or her signature.